GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
GOING CONCERN [Abstract]
Net loss from continuing operations	$ (4,131,314)	$ (2,569,705)
Net loss from discontinued operations	(1,092,750)	(424,391)
Net cash used in operating activities	3,956,930	1,725,749
Accumulated deficit	$ 17,042,966	$ 11,818,902